Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Condensed Consolidated Statement of Comprehensive Income
Revenue	$ 623	$ 67
Other Income	187	101
Administrative expenses	(33,923)	(20,214)
Impairment loss on trade receivables and contract assets	(568)
Operating losses	(33,681)	(20,046)
Change in fair value of warrants	261	(2)
Finance costs	(47)	(26)
Finance income	410	566
Loss before tax	(33,057)	(19,508)
Income tax	1
Loss from continuing operations	(33,056)	(19,508)
Profit from discontinued operation, net of tax	24	91
Loss for the period	(33,032)	(19,417)
Items that may be reclassified to profit or loss
Currency translation differences	2,918	4,522
Total comprehensive loss for the year attributable to equity holders	(30,114)	(14,895)
Total comprehensive (loss)/profit for the year attributable to equity holders arises from:
Continuing operations	(30,138)	(14,986)
Discontinued operations	24	91
Total comprehensive loss for the year attributable to equity holders	$ (30,114)	$ (14,895)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (1.99354)	$ (1.52901)
Diluted earnings per share, continuing operations	(1.99354)	(1.52901)
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(1.99195)	(1.52188)
Diluted earnings per share	$ (1.99195)	$ (1.52188)